Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segments [Abstract]
Schedule of financial performance of our operating segments
	Three months ended March 31, 2022
(USD in thousands)	Verticals and technology		Online stock trading	Corporate and others (2)	Comprehensive platform service	Food processing	Consolidated
Revenues from external customers	$9,533		$30	-	$-	-	$9,563
Segment operating loss	(4,295	)(1)	(3,544)	(2,131)	-	-	(9,970)
Other income, net	175			(20)	-	-	155
Finance income (expenses), net	178		(480)	380	-	-	78
Consolidated loss before income tax benefit							$(9,737)

(1)	Includes $733 of intangible assets amortization, derived from GFHI acquisition.

(2)	Corporate and Other represents those results that: (i) are not specifically attributable to a reportable segment; (ii) are not individually reportable or (iii) have not been allocated to a reportable segment for the purpose of evaluating their performance, including certain general and administrative expense items.

	Three months ended March 31, 2023
(USD in thousands)	Verticals and technology		Online stock trading	Corporate and others (3)	Comprehensive platform service		Food processing		Consolidated
Revenues from external customers	$20,552		$8	-	$253,466		577,219		$851,245
Segment operating loss	(3,224	)(1)	(1,701)	(9,917)	132,074	(2)	143,445	(4)	260,677
Other income, net	448		(8)		(15)				425
Finance income (expenses), net	65		(47)	(634)	2,343		(283)		1,444
Consolidated loss before income tax benefit									$262,546

(1)	Includes $733 of intangible assets amortization, derived from GFHI acquisitions.

(2)	Includes $7,248 of intangible assets amortization, derived from the Tingo Mobile acquisition.

(3)	Corporate and Other represents those results that: (i) are not specifically attributable to a reportable segment; (ii) are not individually reportable or (iii) have not been allocated to a reportable segment for the purpose of evaluating their performance, including certain general and administrative expense items.

(4)	Includes $3,078 of intangible assets amortization, derived from the Tingo Foods acquisition.

	Year ended December 31, 2021
(USD in thousands)	Verticals and technology		Comprehensive platform service	Corporate and others (3)		Online stock trading	Consolidated

Revenues from external customers	$54,932		-	$726		$18	$55,676
Segment operating loss	(9,604	)(1)	-	(20,788	)(2)	(7,504)	(37,896)
Other income, net				(1,801)			(1,801)
Finance income (expenses), net				395		395
Loss before provision for income taxes							$(39,302)

(1)	Includes $2,931 of intangible assets amortization, derived from GFHI acquisition.
(2)	Includes $103 of intangible assets amortization, derived from Micronet consolidation.
(3)	Corporate and Other represents those results that: (i) are not specifically attributable to a reportable segment; (ii) are not individually reportable or (iii) have not been allocated to a reportable segment for the purpose of evaluating their performance, including certain general and administrative expense items.

	Year ended December 31, 2022
(USD in thousands)	Verticals and technology		Online stock trading	Corporate and others (3)	Comprehensive platform service		Consolidated
Revenues from external customers	$57,364		$55		$88,616		$146,035
Segment operating loss	(12,539	)(1)	(9,829)	(26,203)	36,779	(2)	(11,792)
Other income, net				2,151			2,151
Finance income (expenses), net				(750)			(750)
Consolidated loss before income tax benefit							$(10,391)

(1)	Includes $2,931 of intangible assets amortization, derived from GFHI acquisition.
(2)	Includes $2,416 of intangible assets amortization, derived from Tingo Mobile acquisition.

Schedule of the financial statements of our balance sheet accounts of the segments
	As of March 31, 2023
(USD in thousands)	Verticals and technology		Online stock trading		Comprehensive platform service		Food processing		Corporate and others	Consolidated
Assets related to segments	$32,478	(1)	$17,655	(3)	$1,624,159	(4)	413,004	(6)	283,515	$2,370,811
Liabilities and redeemable preferred stock series B related to segments	(12,962	)(2)	(3,651)		(905,968	)(5)	(312,689	)(7)	(215,249)	(1,450,519)
Total equity										$920,292

(1)	Includes $16,245 of intangible assets and $19,788 goodwill, derived from GFHI’s acquisition.

(2)	Includes $2,784 of deferred tax liability, derived from GFHI All weather and Zhongtong acquisitions.

(3)	Includes $1,225 of intangible assets.

(4)	Includes $159,482 of intangible assets and $165,603 goodwill, derived from Tingo Mobile acquisition.

(5)	Includes $47,952 of deferred tax liability, derived from the Tingo Mobile acquisition and $553,035 redeemable preferred stock series B.

(6)	Includes $144,695 of intangible assets and $46,246 goodwill, derived from the Tingo Foods acquisition.

(7)	Includes $43,409 of deferred tax liability, derived from the Tingo Foods acquisition.

	As of December 31, 2022
(USD in thousands)	Verticals and technology		Online stock trading		Comprehensive platform service		Corporate and others	Consolidated
Assets related to segments	$40,831	(1)	$21,077	(3)	$1,541,093	(4)	79,357	$1,682,358
Liabilities and redeemable preferred stock series B related to segments	(18,406	)(2)	(3,911)		(877,353	)(5)	(9,689)	(909,359)
Total equity								$772,999

(1)	Includes $17,009 of intangible assets and $19,788 goodwill, derived from GFHI’s acquisition.

(2)	Includes $3,125 of deferred tax liability, derived from GFHI All weather and Zhongtong acquisitions.

(3)	Includes $1,226 of intangible assets.

(4)	Includes $167,143 of intangible assets and $81,459 goodwill, derived from the Tingo Mobile acquisition.

(5)	Includes $50,143 of deferred tax liability, derived from the Tingo Mobile acquisition and $553,035 redeemable preferred stock series B.

	As of December 31, 2021
(USD in thousands)	Verticals and technology		Comprehensive platform service	Corporate and others	Online stock trading		Consolidated

Assets related to segments	$86,474	(1)	$-	30,756	$60,581	(3)	$177,811
Liabilities related to segments	(23,516	)(2)	-	(2,620)	(3,953)		(30,089)
Total equity							$147,722

(1)	Includes $19,292 of intangible assets and $19,788 goodwill, derived from GFHI’s acquisition.
(2)	Includes $3,728 of deferred tax liability, derived from GFHI acquisition.
(3)	Includes $1,222 of intangible assets.

	As of December 31, 2022
(USD in thousands)	Verticals and technology		Online stock trading		Comprehensive platform service		Corporate and others	Consolidated

Assets related to segments	$40,831	(1)	$21,077	(3)	$1,541,093	(4)	79,357	$1,682,358
Liabilities and redeemable preferred stock series B related to segments	(18,406	)(2)	(3,911)		(877,353	)(5)	(9,689)	(909,359)
Total equity								$772,999

(1)	Includes $17,009 of intangible assets and $19,788 goodwill, derived from GFHI’s acquisition.

(2)	Includes $3,125 of deferred tax liability, derived from GFHI All weather and Zhongtong acquisitions.

(3)	Includes $1,226 of intangible assets.
(4)	Includes $167,143 of intangible assets and $81,459 goodwill, derived from Tingo Mobile acquisition.
(5)	Includes $50,143 of deferred tax liability, derived from Tingo Mobile acquisition and $553,035 redeemable preferred stock series B.